UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment              [ ] Amendment Number: _____
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: TAMRO Capital Partners LLC
Address: 1701 Duke Street, Suite 250
Alexandria, VA 22314

Form 13F File Number: 028-12577

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Betsy M. Markus,
Title: Chief Operating Officer & Chief Compliance Officer
Phone: 703-740-1000

Signature, Place, and Date of Signing:
Betsy Markus Alexandria, VA November 8, 2011

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number Name
-------------------- ----

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 114

Form 13F Information Table Value Total: 1,386,087 (x1000)

List of Other Included Managers:


TAMRO HOLDINGS AS OF 9/30/11

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

Column 1                  Column 2     Column 3    Column 4   Column 5   Column 6       Column 7      Column 8
                                                                       Invstmnt Dscrtn            Voting Authority
						     Value				  Other
Name of Issuer         Title of Class   Cusip      (x$1000)    Shares  Sole  Shared Other Mgrs   Sole   Shared   None
--------------             --------     -----      ---------- ------ ------  ----- ------ -----  ----   -----    ----



AGCO Corp.                   COMMON    001084102         1039     30047 SH       X                  30,047              0
Aaron's Inc.                 COMMON    002535300        30848   1221711 SH       X                 904,116        317,595
Acme Packet Inc.             COMMON    4764106          14016    329094 SH       X                 258,144         70,950
AeroVironment Inc.           COMMON    008073108        23590    838001 SH       X                 647,793        190,208
Allergan, Inc.               COMMON    018490102         1537     18660 SH       X                  18,660              0
American Express Co.         COMMON    025816109         1302     28988 SH       X                  28,988              0
Amerigroup Corp              COMMON    03073T102         5156    132176 SH       X                  85,473         46,703
Amgen Inc.                   COMMON    031162100          284      5163 SH       X                   5,163              0
Analogic Corp.               COMMON    032657207        27935    615179 SH       X                 460,553        154,626
Apple Inc.                   COMMON    037833100          721      1891 SH       X                   1,891              0
Athenahealth Inc.            COMMON    04685W103        47695    800931 SH       X                 602,081        198,850
Atwood Oceanics Inc.         COMMON    050095108        26166    761530 SH       X                 571,966        189,564
BJ's Restaurants Inc.        COMMON    09180C106        29463    667934 SH       X                 491,630        176,304
Bank of the Ozarks           COMMON    063904106        33327   1592296 SH       X               1,219,949        372,347
Berkshire Hathaway Inc Del CL B NEW    084670702          983     13841 SH       X                  13,841              0
Bill Barrett Corp.           COMMON    06846N104        22994    634493 SH       X                 471,346        163,147
Blue Coat Systems Inc.       COMMON    09534T508        10506    756915 SH       X                 611,693        145,222
Boeing Co.                   COMMON    97023105          1293     21368 SH       X                  21,368              0
CarMax Inc.                  COMMON    143130102         1060     44446 SH       X                  44,446              0
Cbeyond Inc.                 COMMON    149847105        12397   1755989 SH       X               1,422,123        333,866
Ceragon Networks Ltd.        COMMON    M22013102        18778   1966242 SH       X               1,550,061        416,181
Cerner Corp.                 COMMON    156782104         1939     28300 SH       X                  28,300              0
Chicago Bridge & Iron Co. NY REG SH    167250109        26368    920985 SH       X                 680,930        240,055
Cintas Corp.                 COMMON    172908105         1092     38806 SH       X                  38,806              0
Cisco Systems Inc.           COMMON    17275R102          978     63116 SH       X                  63,116              0
Coinstar Inc.                COMMON    19259P300        15409    385222 SH       X                 278,254        106,968
Colfax Corp.                 COMMON    194014106        28957   1429266 SH       X               1,069,709        359,557
Colonial PPTYS TR    COM SH BEN INT    195872106        35337   1945888 SH       X               1,434,424        511,464
CommVault Systems Inc.       COMMON    204166102        17769    479478 SH       X                 330,288        149,190
Comstock Resources Inc.      COMMON    205768203        24281   1570539 SH       X               1,166,791        403,748
Contango Oil & Gas Co.       COMMON    21075N204        22820    417115 SH       X                 316,266        100,849
DaVita Inc.                  COMMON    23918K108          558      8896 SH       X                   8,896              0
Danaher Corp.                COMMON    235851102         1319     31431 SH       X                  31,431              0
DeVry Inc.                   COMMON    251893103          743     20111 SH       X                  20,111              0
Dell Inc.                    COMMON    24702R101         1159     81939 SH       X                  81,939              0
DemandTec Inc.               COMMON    24802R506         7972   1218949 SH       X                 987,150        231,799
E.W. Scripps                 COMMON    811054402        19810   2834120 SH       X               2,200,976        633,144
EOG Resources Inc.           COMMON    26875P101         1134     15965 SH       X                  15,965              0
ESCO Technologies            COMMON    296315104        19856    778651 SH       X                 596,274        182,377
East West Bancorp. Inc.      COMMON    27579R104        26373   1768786 SH       X               1,311,364        457,422
Exxon Mobil Corp.            COMMON    30231G102         1586     21834 SH       X                  21,834              0
F5 Networks Inc.             COMMON    315616102          765     10770 SH       X                  10,770              0
Fluor Corp.                  COMMON    343412102         1037     22248 SH       X                  22,248              0
Forward Air Corp.            COMMON    349853101        23739    932759 SH       X                 698,389        234,370
Franklin Electric Co.        COMMON    353514102        25186    694209 SH       X                 537,488        156,721
Franklin Resources Inc.      COMMON    354613101          985     10289 SH       X                  10,289              0
GAMCO Investors Inc.         COMMON    361438104         9184    233151 SH       X                 189,039         44,112
Glacier Bancorp              COMMON    37637Q105         6183    659844 SH       X                 489,636        170,208
Global Geophysical Svcs Inc  COMMON    37946S107         7350    922263 SH       X                 721,440        200,823
Google Inc.                  COMMON    38259P508         1428      2775 SH       X                   2,775              0
Grand Canyon Education Inc.  COMMON    38526M106        27342   1693025 SH       X               1,304,184        388,841
Harman Intl Inds Inc         COMMON    413086109        18986    664310 SH       X                 490,607        173,703
Health Mgmt Assoc Inc New    CL A      421933102        15462   2234375 SH       X               1,656,075        578,300
Home Depot Inc.              COMMON    437076102         1197     36403 SH       X                  36,403              0
IBERIABANK Corp.             COMMON    450828108        29610    629128 SH       X                 472,019        157,109
Ixia                         COMMON    45071R109        16618   2166639 SH       X               1,692,892        473,747
JPMorgan Chase & Co.         COMMON    46625H100          992     32940 SH       X                  32,940              0
Johnson & Johnson            COMMON    478160104         1518     23836 SH       X                  23,836              0
Johnson Controls Inc.        COMMON    478366107         1070     40432 SH       X                  40,432              0
Joy Global Inc.              COMMON    481165108          672     10770 SH       X                  10,770              0
Kraft Foods Inc.             CL A      50075N104         1191     35316 SH       X                  35,316              0
LaSalle Hotel Pptys          COMMON    517942108        28365   1477320 SH       X               1,093,946        383,374
Layne Christensen Co.        COMMON    521050104         3402    147273 SH       X                 109,074         38,199
McCormick & Co. Inc.         COMMON    579780206          880     19061 SH       X                  19,061              0
Meru Networks Inc.           COMMON    59047Q103         9394   1152619 SH       X                 931,517        221,102
MetLife Inc.                 COMMON    59156R108          933     33311 SH       X                  33,311              0
Monsanto Co.                 COMMON    61166W101         1242     20694 SH       X                  20,694              0
Morningstar Inc.             COMMON    617700109        33758    598117 SH       X                 459,785        138,332
Mosaic Co.                   COMMON    61945C103          988     20178 SH       X                  20,178              0
NETGEAR Inc.                 COMMON    64111Q104        26868   1037794 SH       X                 764,736        273,058
Occidental Petroleum Corp.   COMMON    674599105          941     13114 SH       X                  13,114              0
Overseas Shipholding Group InCOMMON    690368105         7197    523814 SH       X                 387,969        135,845
Philip Morris International  COMMON    718172109         1203     19168 SH       X                  19,168              0
Precision Drilling Corp. INTLCOMMON    74022D308        19897   2400092 SH       X               1,795,545        604,547
Quality Systems Inc.         COMMON    747582104        30769    317207 SH       X                 234,466         82,741
Range Resources Corp.        COMMON    75281A109         1535     26255 SH       X                  26,255              0
Raymond James Financial Inc. COMMON    754730109         1140     43791 SH       X                  43,791              0
Red Robin Gourmet Burgers IncCOMMON    75689M101        13630    565790 SH       X                 406,327        159,463
Research In Motion Ltd.      COMMON    760975102          599     29523 SH       X                  29,523              0
RightNow Technologies Inc.   COMMON    76657R106        35616   1077646 SH       X                 797,798        279,848
Riverbed Technology Inc.     COMMON    768573107          984     49281 SH       X                  49,281              0
Rosetta Stone Inc.           COMMON    777780107         6296    688094 SH       X                 557,249        130,845
Royal Gold Inc.              COMMON    780287108        14321    223553 SH       X                 156,336         67,217
ISHARES TR             RUSSELL 1000    464287622          399      6385 SH       X                   6,385              0
ISHARES TR             RUSSELL 2000    464287655        17174    267095 SH       X                   6,026        261,069
SPDR SERIES TRUST   KBW REGN BK ETF    78464a698          600     31073 SH       X                  20,420         10,653
SeaChange International Inc. COMMON    811699107        16094   2090070 SH       X               1,681,415        408,655
Southwestern Energy Co.      COMMON    845467109         1032     30970 SH       X                  30,970              0
Stifel Financial Corp.       COMMON    860630102        31100   1170948 SH       X                 872,622        298,326
T. Rowe Price Group Inc.     COMMON    74144T108         1120     23450 SH       X                  23,450              0
Teleflex Inc.                COMMON    879369106        28666    533114 SH       X                 400,996        132,118
Terex Corp.                  COMMON    880779103         4392    428051 SH       X                 317,103        110,948
Teva Pharmaceutical Inds Ltd ADR       881624209          996     26770 SH       X                  26,770              0
Texas Industries Inc.        COMMON    882491103        11075    348938 SH       X                 258,501         90,437
Texas Roadhouse Inc.         COMMON    882681109        23301   1762556 SH       X               1,313,208        449,348
The Advisory Board Co.       COMMON    00762W107        52670    816214 SH       X                 622,578        193,636
The Corporate Executive BoardCOMMON    21988R102        28249    947957 SH       X                 713,602        234,355
Treehouse Foods Inc.         COMMON    89469A104        34771    562276 SH       X                 412,352        149,924
UMB Financial Corp.          COMMON    902788108        24793    772842 SH       X                 572,805        200,037
United Natural Foods Inc.    COMMON    911163103        25092    677436 SH       X                 486,543        190,893
United Therapeutics Corp.    COMMON    91307C102        12857    342938 SH       X                 248,131         94,807
Vasco Data Security InternatiCOMMON    92230Y104        13222   2587463 SH       X               2,086,248        501,215
Wabtec Corp.                 COMMON    929740108        28723    543273 SH       X                 402,620        140,653
Websense Inc.                COMMON    947684106        23785   1374828 SH       X               1,016,229        358,599
Winnebago Industries         COMMON    974637100         8846   1278300 SH       X               1,030,178        248,122
Boeing Co.                   CALL      097023905            8        42 SH       X                      42              0
Boeing Co.                   CALL      097023905           11        29 SH       X                      29              0
Cisco Sys Inc.               CALL      17275R902           47       439 SH       X                     439              0
Dell Inc.                    CALL      24702R901            3       351 SH       X                     351              0
JPMorgan Chase & Co.         CALL      46625H900            0       123 SH       X                     123              0
JPMorgan Chase & Co.         CALL      46625H900            2        50 SH       X                      50              0
Johnson & Johnson            CALL      478160904           16       209 SH       X                     209              0
Johnson & Johnson            CALL      478160904           20        63 SH       X                      63              0
MetLife Inc.                 CALL      59156R908            0       111 SH       X                     111              0

                                                   $1,386,087

